Initial Public Offering (Details) - $ / shares		10 Months Ended	12 Months Ended
	May 30, 2023	Dec. 31, 2023	Dec. 31, 2024
Initial Public Offering [Line Items]
Warrants exercisable term	30 days
Warrants expiration term	5 years
Redeemable Public Warrant [Member]
Initial Public Offering [Line Items]
Number of shares issued	one-half of one
Warrant [Member]
Initial Public Offering [Line Items]
Warrants exercisable term		30 days	30 days
Warrants expiration term		5 years	5 years
Warrants issued and outstanding		20,150,000	20,150,000
Redemption of warrants price per share			$ 0.01
Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Number of shares	1
Redemption of warrants price per share			11.5
Sale (Closing Price) of warrant shares			$ 18
Class A Ordinary Shares [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Number of shares	1	1	1
Price per share	$ 11.5	$ 11.5	$ 11.5
Redemption of warrants price per share			$ 18
Class A Ordinary Shares [Member] | Redemption of Warrants [Member]
Initial Public Offering [Line Items]
Number of trading days			20 days
Trading day period of commencing IPO			30 days
IPO [Member]
Initial Public Offering [Line Items]
Number of units sold	25,000,000
Price per share	$ 10
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Number of units sold	3,000,000
Purchase price per unit	$ 10
Initial Business Combination [Member] | Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Number of trading days			10 years
Trading day period of commencing IPO			10 days
Completion of the company’s initial business combination			150 days
Private Placement [Member]
Initial Public Offering [Line Items]
Prior written notice of redemption			30 days